Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	Mar. 08, 2023	Mar. 02, 2023	Mar. 27, 2023
Subsequent Event [Line Items]
Warrant exercised		100,000
Proceeds warrant exercise		$ 390,000
Principal amount	$ 11,200,000
Convertible debentures percentage	90.00%
Proceeds convertible debenture	$ 5,000,000
Received from company amount	$ 4,500,000
Due and payable			$ 419,475